COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Lease liability, current portion	$ 83,049	$ 0
2025	60,480
2026	40,320
Less interest	(17,751)
Total lease payments	$ 100,800